Leases	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Leases

24	Leases

(a)	Amounts recognized in the statement of financial position
The statement of financial position shows the following amounts relating to leases:

	As of December 31,
	2022	2023
Right-of-use assets	RMB’000	RMB’000
Properties	754,010	400,900

Lease liabilities	748,807	386,694

(b)	Amounts recognized in the statement of profit or loss
The statement of profit or loss shows the following amounts relating to leases:

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets	608,889	578,014	413,957
Interest expense (included in finance costs)	38,709	41,402	27,123
Expense relating to short-term leases (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; and sales and marketing expenses)	55,408	37,376	47,873
Expense relating to leases of low-value assets (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; and sales and marketing expenses)	25,550	25,548	14,527
The total cash outflow for leases for years ended December 31, 2021, 2022 and 2023 were RMB713 million, RMB694 million and RMB537 million, respectively.

(c)	Movement of right-of-use assets

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Opening net book amount	973,547	804,990	754,010
Additions	501,663	589,488	254,383
Early termination	(61,331)	(62,454)	(193,536)
Depreciation charge	(608,889)	(578,014)	(413,957)

Closing net book amount	804,990	754,010	400,900

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Cost	1,500,951	932,966
Accumulated depreciation	(746,941)	(532,066)

Net book amount	754,010	400,900